Shareholder Report, Average Annual Return (Details)	12 Months Ended	57 Months Ended	60 Months Ended	65 Months Ended	69 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Without Sales Load [Member] | C000219740
Average Annual Return [Line Items]
Average Annual Return, Percent	4.11%		3.35%		2.91%
Without Sales Load [Member] | C000012087
Average Annual Return [Line Items]
Average Annual Return, Percent	4.58%		1.79%			1.71%
Without Sales Load [Member] | C000037537
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%		0.63%			1.52%
Without Sales Load [Member] | C000012088
Average Annual Return [Line Items]
Average Annual Return, Percent	6.75%		(0.68%)			1.01%
Without Sales Load [Member] | C000037538
Average Annual Return [Line Items]
Average Annual Return, Percent	4.72%		(3.32%)			(0.26%)
Without Sales Load [Member] | C000012090
Average Annual Return [Line Items]
Average Annual Return, Percent	2.56%		(5.76%)			(0.93%)
Without Sales Load [Member] | C000221912
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.32%)		(10.67%)	(12.95%)
Without Sales Load [Member] | C000037536
Average Annual Return [Line Items]
Average Annual Return, Percent	4.06%		3.13%			2.15%
Without Sales Load [Member] | C000053739
Average Annual Return [Line Items]
Average Annual Return, Percent	4.66%		1.18%			2.01%
Without Sales Load [Member] | C000052220
Average Annual Return [Line Items]
Average Annual Return, Percent	4.51%		1.41%			2.22%
Without Sales Load [Member] | C000053740
Average Annual Return [Line Items]
Average Annual Return, Percent	4.45%		1.34%			2.03%
Without Sales Load [Member] | C000069126
Average Annual Return [Line Items]
Average Annual Return, Percent	3.69%		1.59%			1.48%
Without Sales Load [Member] | C000069125
Average Annual Return [Line Items]
Average Annual Return, Percent	5.32%		1.34%			1.99%
Without Sales Load [Member] | C000227271
Average Annual Return [Line Items]
Average Annual Return, Percent	6.48%	1.26%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%		0.47%		0.36%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%		0.47%			1.98%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%		0.47%			1.98%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%		0.47%			1.98%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%		0.47%			1.98%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%		0.47%			1.98%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%		0.47%	0.03%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%		0.47%			1.98%
ICE BofA US Municipal Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.77%		1.42%			2.45%
ICE AMT-Free US National Municipal Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.67%		1.46%			2.37%
ICE BofA US Municipal Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.77%		1.42%			2.45%
ICE BofA US Municipal Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.77%		1.42%			2.45%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.53%		0.78%			2.42%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.53%	0.91%
ICE 0-3 Month US Treasury Securities Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	3.45%		2.65%		2.31%
ICE U.S. Treasury 1-3 Year Bond Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.72%		1.91%			1.83%
ICE U.S. Treasury 3-7 Year Bond Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.31%		0.81%			1.65%
ICE U.S. Treasury 7-10 Year Bond Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.89%		(0.47%)			1.13%
ICE U.S. Treasury 10-20 Year Bond Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.86%		(3.06%)			(0.21%)
ICE U.S. Treasury 20+ Year Bond Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	2.68%		(5.42%)			(0.84%)
ICE BofA Long US Treasury Principal STRIPS Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.34%)		(10.46%)	(13.07%)
ICE Short US Treasury Securities Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%		2.85%			2.08%
ICE AMT-Free California Municipal Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.84%		1.31%			2.23%
ICE AMT-Free US National Municipal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.71%		0.00%			0.00%
ICE AMT-Free New York Plus Municipal Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.49%		1.48%			2.20%
ICE AMT-Free US National Municipal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.71%		0.00%			0.00%
ICE Short Maturity AMT-Free US National Municipal Index (Spliced)
Average Annual Return [Line Items]
Average Annual Return, Percent	3.78%		1.68%			1.64%
ICE AMT-Free US National Municipal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.71%		0.00%			0.00%
Bloomberg U.S. Agency Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%		1.34%			1.99%
iBoxx USD Liquid Investment Grade BBB 0+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%	1.39%